Debt Other (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	May 02, 2017	Mar. 31, 2017	Sep. 28, 2017	Mar. 30, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014	Jul. 25, 2017
Debt Instrument, Face Amount		$ 350,000
Share Price								$ 9.99			$ 40.00
Repayments of Secured Debt	$ 192,000					$ 196,625	$ 900	$ 98,334	$ 1,667	$ 1,467
Gain (Loss) on Extinguishment of Debt			$ 0		$ 0	$ (5,442)	$ (153)	$ (1,813)	$ 0	$ 0
IPO
Stock Issued During Period, Shares, New Issues	10,147,025
Proceeds from Issuance Initial Public Offering	$ 192,000
IPO | Class A Common Stock
Stock Issued During Period, Shares, New Issues	10,147,025
Share Price	$ 21.00							$ 21.00
Base Rate [Member] | Maximum
Debt Instrument, Basis Spread on Variable Rate		2.50%		3.25%
Base Rate [Member] | Minimum
Debt Instrument, Basis Spread on Variable Rate		2.00%		2.75%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument Variable Rate Floor		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument, Basis Spread on Variable Rate		3.50%		4.25%
London Interbank Offered Rate (LIBOR) [Member] | Minimum
Debt Instrument, Basis Spread on Variable Rate		3.00%		3.75%